Investments in affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet:
Current assets	$ 10,448	$ 12,010
Non-current assets	9,647	10,203
Total assets	20,095	22,213
Total liabilities	(5,632)	(6,876)
Total shareholders' equity	13,935	14,459
Operating results:
Operating income	(1,701)	(440)	$ (1,059)
Net income	769	(146)	$ 88
Blue Sky
Balance Sheet:
Current assets	44,918	41,614
Non-current assets	15,258	15,666
Total assets	60,176	57,280
Total liabilities	(30,889)	(31,108)
Total shareholders' equity	29,287	26,172
Operating results:
Net sales	43,933	40,348
Operating income	2,214	677
Net income	$ 1,946	$ 704